Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 25, 2023
Prospectus Date	rr_ProspectusDate	Dec. 31, 2022
Campbell Systematic Macro Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

Campbell Systematic Macro Fund

Class A (Ticker: EBSAX)

Class I (Ticker: EBSIX)

Class C (Ticker: EBSCX)

Supplement dated September 25, 2023

to the Prospectus dated December 31, 2022 (the “Prospectus”)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a recent meeting of the Board of Directors (the “Board”) of The RBB Fund, Inc., of which the Campbell Systematic Macro Fund (the “Fund) is a series, the Board approved certain changes relating to the Fund, as described below:

1.       Amended Principal Investment Strategies

Effective as of the date of this supplement, the second and third paragraphs of the Prospectus section entitled “SUMMARY SECTION – Principal Investment Strategies” are amended and restated in their entirety as shown below:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests pursuant to the Adviser’s Campbell Systematic Macro Program, which uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of financial data across global financial and commodity markets. The Campbell Systematic Macro Program seeks to systematically identify price trends and to develop macro and fundamental themes that exploit asset mispricing.

Campbell’s Systematic Macro Program, as currently implemented by the Fund, combines Momentum with Quant Macro and Short-Term strategies to target maximized diversification. Momentum strategies are designed to capitalize on the tendency for longer-term performance of markets to continue due to behavioral biases, compensation for risk exposures, or other phenomena. Quant Macro strategies are designed to capitalize on asset mispricings caused by fundamental economic considerations or macroeconomic linkages between markets. Short Term strategies, including momentum and mean reversion, are designed to capitalize on temporary market dislocations caused by liquidity demands, trader behaviors, or other phenomena. As of the date of this prospectus, the allocation among these strategies is as follows: Momentum – 40%; Quant Macro – 35%, and Short Term – 25%. The Adviser reserves the right to vary these allocations over time.

The Fund implements these strategies by combining over 100 different systematic models (also referred to as “signals” and/or “alpha sources”). A systematic model is a clearly defined, rules-based approach that uses computer code and data to generate trading signals. A systematic process eliminates emotion, “key person” risk, and provides an ability to participate in trends during periods of extended momentum without any directional bias. Key person risk is the risk that results when a fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at an adviser, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a fund’s investments for health or other reasons. In addition, a diversity of investment style and the ability to invest long and short across global asset classes and markets enables investment opportunities in a variety of economic environments. The Fund is generally intended to have a low correlation to the equity, bond and credit markets. There is no assurance, however, that the Fund will achieve its investment objective.

The Fund intends to trade in a broad range of instruments (also referred to in the futures trading industry as “markets”), including but not limited to, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency forwards, options and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps), either by investing directly in the instruments or, indirectly, by investing in the Subsidiary which invests in the instruments. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies. The instruments (or markets) currently traded by the Fund include over 100 global futures and forwards markets. The Fund may be long or short any of these markets at any given time. The Adviser reserves the right to vary the markets traded over time.